Note 11 - Financial Instruments - Summary of Derivative Fair Values (Details) $ in Thousands	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Warrants, fair value	$ 281	$ 1,915
Measurement Input, Price Volatility [Member]
Warrants, volatility	0.6
Financial Instrument Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants, fair value	$ 281	$ 1,915
Financial Instrument Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Warrants, volatility	0.6	1.1